Accrued expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Accrued employee compensation	$5,028	$4,128
Accrued license milestone	15,000	—
Accrued external research and development costs	1,290	7,118
Accrued professional services and consulting	1,480	608
Accrued facilities costs	583	3,709
Other accrued expenses	477	255

	$23,858	$15,818

Accrued expenses consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Accrued employee compensation	$2,183	$4,128
Accrued external research and development costs	702	7,118
Accrued professional services and consulting	989	608
Accrued facilities costs	—	3,709
Other accrued expenses	98	255

	$3,972	$15,818